Loans to Customers at Amortized Cost (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Nominal value of loans acquired		$ 36,919
Total over due portfolio	7,295	6,344
Loans to customers	29,384,039	27,341,254
Finance Lease For Real Estate [Member]
Statement Line Items [Line Items]
Loans to customers	779,682	758,970
Finance Lease For Other Assets [Member]
Statement Line Items [Line Items]
Loans to customers	$ 840,159	$ 813,038
Minimum [Member]
Statement Line Items [Line Items]
Average life (in years)	2 years
Maximum [Member]
Statement Line Items [Line Items]
Average life (in years)	15 years